NOTES PAYABLE - BANKS (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2020 USD ($)	May 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 10,000	$ 10,000
Credit facility, expiration date		Oct. 30, 2021
Credit facility, amount outstanding	13,453	$ 13,453	$ 12,654				$ 17,936
Credit facility, remaining borrowing capacity			$ 17,997
Outstanding guarantees	2,596	2,596							$ 2,603
Replacement of amount of letter of credit	$ 500	$ 500
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%	3.50%			3.50%	3.50%			3.50%	3.50%	3.50%			3.50%
Credit facility, amount outstanding | €				€ 11,504	€ 12,000			€ 16,000
Credit facility, remaining borrowing capacity | €				€ 16,361
Outstanding guarantees | €					€ 2,316					€ 2,275
United States [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.51%	6.51%			6.51%	6.51%			6.00%	6.00%	6.00%			5.64%
Line of Credit [Member] | Commercial Bank [Member]
Debt Instrument [Line Items]
Credit facility, expiration date		Dec. 31, 2019
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount												$ 10,000
Pledged assets used to secure credit facility												$ 500
Percentage of collateral												95.00%
Debt instrument, interest rate basis points above reference rate		3.00%
Credit facility, expiration date		Oct. 31, 2021
Credit facility, amount outstanding	$ 6,475	$ 6,475							$ 9,033
Credit facility, remaining borrowing capacity	$ 3,525	3,525							967
Line of Credit [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	3.50%
Unused line fee	0.75%
Line of Credit [Member] | Standby Letters of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility	$ 500	$ 500											$ 500	$ 700
Percentage of collateral	95.00%	95.00%			95.00%	95.00%
Line of Credit [Member] | Standby Letters of Credit [Member] | United States [Member] | Shareholder [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility	$ 500	$ 500
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	85.00%	85.00%			85.00%	85.00%						85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	80.00%	80.00%			80.00%	80.00%						80.00%
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate	4.76%	4.76%			4.76%	4.76%
Line of Credit Line [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		3.50%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 13,453	$ 13,453
Credit facility, amount outstanding	13,313	13,313							2,525
Line of Credit Europe [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €					€ 12,000
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 215	$ 215
Debt instrument, effective interest rate	2.80%	2.80%			2.80%	2.80%
Credit facility, amount outstanding									331
Credit facility, over advance									107
Line of Credit Europe [Member] | Sweden [Member] | Sweden, Kronor
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | kr						kr 2,000
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €					€ 11,872					€ 2,207
Line of Credit Ten [Member] | Sweden [Member] | Sweden, Kronor
Debt Instrument [Line Items]
Credit facility, amount outstanding | kr						kr 1,115					kr 2,955
Credit facility, over advance | kr											kr 955
Guarantees facility [Member] | Shareholder [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount													$ 500	$ 700	$ 1,000
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 2,803	$ 2,803
Outstanding guarantees	2,596	2,596							$ 2,603
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €					2,500
Outstanding guarantees | €					€ 2,316					€ 2,275
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 120	$ 120